Inventories - Summary of Inventories (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Classes of current inventories [abstract]
Raw materials and consumables	£ 2,022	£ 2,056
Finished goods and work in progress	2,254	2,434
Goods purchased for resale	106	126
Inventories	£ 4,382	£ 4,616